Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of December 31, 2020 and March 31, 2020:

	December 31, 2020	March 31, 2020
Production plant	$84,685	$67,247
Motor vehicles	1,228,746	868,743
Office equipment	23,243	19,471
	1,336,674	955,461
Less: accumulated depreciation	(442,286)	(370,442)
Plant and equipment, net	$894,388	$585,019

During the nine months ended December 31, 2020, the Company acquired two production lines amounted to $54,327 to manufacture masks for the epidemic prevention supplies business and seven new motor truckers amounted to $315,920 for the logistic service business. During the period, the Company disposed of old machinery with original cost of $19,303 and accumulated depreciation of $18,661, and two old motor truckers with original cost of $22,505 and accumulated depreciation of $15,791. The Company also replaced a few small items of old machinery and office equipment.

Depreciation expense for the three and nine months ended December 31, 2020 and 2019 was $32,051 and $27,648, $83,210 and $84,277, respectively.

9.	PLANT AND EQUIPMENT

Plant and equipment consists of the following as of March 31, 2020 and 2019:

	2020	2019
Production plant	$67,247	$107,173
Motor vehicles	868,743	1,016,818
Office equipment	19,471	14,722
	955,461	1,138,713
Less: accumulated depreciation	(370,442)	(444,282)
Plant and equipment, net	$585,019	$694,431

Depreciation expense for the years ended March 31, 2020 and 2019 was $114,391 and $115,673, respectively.